Document and Entity Information	Jan. 20, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2022
Entity Registrant Name	UTA Acquisition Corporation
Entity Central Index Key	0001879221
Entity File Number	001-41114
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1616250
Entity Address, Address Line One	135 5th Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	917
Local Phone Number	781-1679
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	UTAAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	UTAA
Security Exchange Name	NASDAQ
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	UTAAW
Security Exchange Name	NASDAQ